Investments in affiliates and investments in available-for-sale securities (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended				9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Feb. 21, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 20, 2017	Mar. 17, 2017	Sep. 30, 2017	Nov. 09, 2018	Dec. 06, 2018	Dec. 31, 2018	Dec. 21, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2018
Schedule Of Equity Method Investments [Line Items]
Investments in affiliates									$ 91,111		$ 183,160	$ 160,071
Other than temporary impairment loss on investments									55,524
Equity in net earnings of affiliated companies									(80,205)		4,399	(202,779)
Dividends received									$ 5,838		7,298	0
Stockholders' equity, Reverse stock split										one-for-ten reverse stock split
Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%			2.00%
Number of shares issued-common stock	18,422,000			47,795,000
Price per common unit				$ 2.1
Private placement of units to directors and/or officers		1,370,044	2,040,000						1,464,494
Common Units issued in public offering			1,200,442
Partners capital account units acquisitions	5,000	27,960	66,131	975,408	266,876	7,376			29,888
Payments to acquire investment	$ 714	$ 64	$ 110	$ 2,048	$ 468	$ 12			$ 27
Equity in net earnings of affiliated companies									$ 1,828		1,892	1,833
Navios Revolving Loans I Transfer | Navios Partners
Schedule Of Equity Method Investments [Line Items]
Number of shares issued-common stock					13,076,923
Long-term liability recognized					$ 33,473
Proceeds from transfer of debt					4,050
Consideration equity component					$ 29,423
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Stockholders' equity, Reverse stock split							one-for-15 reverse stock spilt
Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings									2.00%
Common units held by Navios Holdings									31,053,233
General Partner units held by Navios Holdings									3,450,091
Ownership percentage of Navios Holdings									20.00%
Difference between carrying amount of investment and underlying equity in net assets of equity method investee									$ 80,484		98,608
Investments in affiliates									29,328		66,773
Other than temporary impairment loss on investments									55,524		0	83,596
Equity in net earnings of affiliated companies									16,171		12,570	(5,979)
Dividends received									2,068		0	0
Market value of the investment									$ 29,328
Acropolis
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings									35.00%
Cash consideration from sale of investments								$ 1,000
Gain on sale of investments								$ 866
Procceds from sale of investments									$ 500
Investments in affiliates									$ 0		228
Ownership Interest									50.00%
Profit Sharing Arrangement									Navios Holdings, until the sale of its investment, had a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owned 50% of Acropolis’ stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends would be allocated 35% to the Company with the balance to the other shareholder.
Dividends received									$ 170		55	85
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings									35.80%
Difference between carrying amount of investment and underlying equity in net assets of equity method investee									$ 87,500		113,597
Investments in affiliates									$ 50,374		99,590
Percentage of voting stock of Navios Holdings in Navios Acquisition									32.80%
Other than temporary impairment loss on investments												144,430
Equity in net earnings of affiliated companies									$ (43,378)		(9,875)	29,801
Dividends received									5,838		$ 14,595	$ 14,595
Market value of the investment									$ 15,812
Share Repurchase Program | Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Share repurchase program, Authorized amount													$ 25,000
Share repurchase program, Period in force									2 years
Number of shares repurchased									670,962